Business Combination and Reverse Recapitalization	6 Months Ended
Jun. 30, 2022
Business Combination and Reverse Recapitalization [Abstract]
Business Combination and Reverse Recapitalization
3.	Business Combination and Reverse Recapitalization

As discussed in Note 1, on January 13, 2022, the Company consummated the Business Combination pursuant to the Business Combination Agreement with CPSR dated July 19, 2021, as amended on November 8, 2021 and December 30, 2021. Concurrently with the execution of the Business Combination Agreement, CPSR entered into subscription agreements with certain investors (the “PIPE Investors”). Pursuant to the subscription agreements, the PIPE Investors purchased an aggregate of 9,000,000 shares of CPSR’s Class A common stock (the “PIPE Investment”) in a private placement at a price of $10.00 per share for an aggregate purchase price of $90.0 million. The PIPE Investment was consummated in connection with the closing. On December 30, 2021, CPSR entered into a backstop agreement (the “Backstop Agreement”) with certain investors (the “Backstop Investors”). Pursuant to the Backstop Agreement, the Backstop Investors purchased an aggregate of 744,217 shares of CPSR’s Class A common stock (“Backstop Purchase Shares”) in a private placement at a price of $10.00 per share for an aggregate purchase price of $7.4 million. Additionally, CPSR issued the Backstop Investors 1,983,750 shares of CPSR Class A common stock as additional consideration. The Backstop Agreement was consummated in connection with the closing.

The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, CPSR, who was the legal acquirer, was treated as the acquired company for financial reporting purposes. Accordingly, the Business Combination was treated as the equivalent of Gelesis issuing stock for the net assets of CPSR, accompanied by a recapitalization.

In connection with the Business Combination, the Company incurred approximately $37.2 million of costs, consisting of underwriting, legal, and other professional fees, $34.5 million of which were direct transaction costs and recorded to additional paid-in capital as a reduction of proceeds and $2.7 million of which were not directly attributable to the Business Combination and recorded as an expense in selling, general and administrative expense on the accompanying condensed consolidated statements of operations.

The following table summarizes the net proceeds from the Business Combination, as reconciled to the accompanying condensed consolidated statements of noncontrolling interest, redeemable convertible preferred stock and stockholder’s equity (deficit) and the condensed consolidated statements of cash flows:

Amount
Cash - CPSR trust and cash (net of redemptions)	$7,558
Cash - PIPE Investment	90,000
Cash - Backstop Agreement	7,442
Gross proceeds	$105,000
Less: transaction costs, advisory fees and liabilities paid	(34,522)
Net proceeds from the Business Combination	$70,478

Immediately prior to closing of the Business Combination, Legacy Gelesis common stock was split according to the exchange ratio of 2.59, which was determined pursuant to the Business Combination Agreement and based on Legacy Gelesis’ implied price per share prior to the Business Combination. Upon closing of the Business Combination, holders received shares of common stock of the Company on a one-to-one basis. For periods prior to the Business Combination, in the accompanying condensed consolidated financial statements, the reported share and per share amounts have been retroactively converted (“Retroactive Application of Recapitalization”) by applying the exchange ratio. The consolidated assets, liabilities and results of operations prior to the Business Combination are those of Legacy Gelesis

Immediately prior to the closing of the Business Combination, Legacy Gelesis redeemable convertible preferred stock converted into Legacy Gelesis common stock and was subsequently split according to the exchange ratio of 2.59. Upon closing of the Business Combination, holders received shares of common stock of the Company on a one-to-one basis.

Immediately prior to the closing of the Business Combination, Legacy Gelesis stock options and restricted stock units (“RSU”) were split according to the exchange ratio of 2.59. Upon closing of the Business Combination, holders of Legacy Gelesis stock options received a stock option to purchase shares of the Company’s common stock on a one-to-one basis and holder of Legacy Gelesis RSUs received RSUs of the Company on a one-to-one basis.

Immediately prior to the closing of the Business Combination, Legacy Gelesis redeemable preferred stock warrants were converted into Legacy Gelesis common warrants and were subsequently split according to the exchange ratio of 2.59. Upon closing of the Business Combination, holders received rollover common stock warrants of the Company on a one-to-one basis.

Immediately prior to the closing of the Business Combination, Legacy Gelesis common warrants were split according to the exchange ratio of 2.59. Upon closing of the Business Combination, holders received rollover common stock warrants of the Company on a one-to-one basis.

The number of shares of common stock issued and outstanding immediately following the consummation of the Business Combination was as follows:

Common Stock
CPSR Public Stockholders	755,223
CPSR Sponsor Stockholders	4,916,250
Total CPSR Stockholders	5,671,473
Common stock issued to Gelesis Legacy Equityholders	54,814,847
Common stock issued to PIPE Investors and Backstop Agreement	11,727,967
Total common stock immediately after Closing	72,214,287

Earnout Shares

In addition, each holder of Legacy Gelesis common stock, Legacy Gelesis options and Legacy Gelesis warrants will receive a pro rata portion of up to 23,482,845 restricted earnout shares of Gelesis Holding’s common stock, which will be issued and vest in equal thirds if the trading price of the Company’s common stock is greater than or equal to $12.50, $15.00 and $17.50, respectively, for any twenty (20) trading days within any thirty (30)-trading day period on or prior to the date that is five years following the close of the Business Combination and will also vest in connection with any change of control transaction with respect to the Company if the applicable thresholds are met in such change of control transaction during the earnout period (each a “Triggering Event”).

The Company determined 18,758,241 earnout shares are considered a contingent consideration arrangement in accordance with ASC 815, and recorded a liability upon the closing of the Business Combination of $58.9 million (see Note 14). The Company determined the remaining 4,724,604 earnout shares, which pertain to Legacy Gelesis equity awards, are incremental compensation in accordance with ASC 718 and equity classified. The total fair value of incremental compensation cost at the close of Business Combination was $14.8 million which will be expensed according to the vesting terms of the original underlying equity awards. The total incremental compensation cost, pertaining to Legacy Gelesis equity awards which had previously vested, was $11.4 million, of which $7.0 million and $4.4 million was recognized immediately following the close of the Business Combination as expense in selling, general and administrative expense and research and development expense, respectively, in the accompanying condensed consolidated statements of operations.

Public Warrants and Private Placement Warrants

Upon the closing of the Business Combination, the Company assumed 13,800,000 Public Warrants and 7,520,000 Private Placement Warrants. The Company determined the Public Warrants qualified as equity instruments in accordance with ASC 815 and reclassified the Public Warrants from liability to equity classification and the carrying value of $7.1 million was transferred to APIC on the accompanying condensed consolidated balance sheets. The Company determined the Private Placement Warrants met the definition of a liability under ASC 815 and recorded a liability reflecting the fair value of the Private Placement Warrants of $8.1 million. See Note 13 and Note 15 for further information on the Private Placement and Public Warrants, respectively.